Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended		28 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 27, 2013	Nov. 29, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Investor	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Investor	Nov. 29, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Common Stock	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Common Stock	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit)	$ 15,572,940	$ 1,359,297	$ 15,572,940
Net cash used in operating activities	(13,073,072)	(990,611)	(14,128,307)
Stock issued							1,270,096	7,740,142
Sales of Stock, price per share							$ 6.00	$ 6.00
Gross proceeds from sale of stock							7,600,000	46,400,000
Number of Accredited Investors					195	52
Loan, maximum borrowing amount	$ 10,000,000	$ 500,000	$ 10,000,000	$ 1,500,000
Property, Plant and Equipment, Useful Life									3 years	5 years